Basis Of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.                BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated interim financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission.  Certain information and footnotes disclosures normally included in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted as permitted by such rules and regulations.  These consolidated financial statements and related notes should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Form 10-K for the year ended December 31, 2011 which was filed with the Securities and Exchange Commission on March 31, 2012.

In the opinion of management, the unaudited condensed consolidated interim financial statements reflect all adjustments considered necessary for fair presentation.  The adjustments made to these statements consist only of normal recurring adjustments.  The results reported in these condensed consolidated interim financial statements should not be regarded as necessarily indicative of results that may be expected for the year ended December 31, 2012.

Juhl Wind, Inc. (“Juhl Wind” or “the Company”) conducts business under five subsidiaries, Juhl Energy Services, Inc. (“JES”), Juhl Energy Development, Inc. (“JEDI”), Juhl Renewable Assets, Inc. (“JRA”), Next Generation Power Systems, Inc. (“NextGen”), Juhl Renewable Energy Systems, Inc. (“JRES”), and ownership and operational duties over the following  three operating wind farms--Woodstock Hills LLC (“Woodstock Hills”), Winona County Wind (“Winona”) and Valley View Transmission, LLC (“Valley View”).  All intercompany balances and transactions are eliminated in consolidation.

Juhl Wind, Inc. is an established leader in community wind power development and management, focused on wind farm projects throughout the United States.  The Company handles all aspects of wind project development, through our operating subsidiaries, including full development and ownership of wind farms, general consultation on wind projects, construction management of wind farm projects and system operations and maintenance for completed wind farms.  In April 2012, the Company completed an acquisition of Power Engineers Collaborative, LLC and now provides professional engineering services to the power and building systems industries.

Generally accepted accounting principles require certain variable interest entities (“VIE”s) to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have sufficient powers, obligations, or rights or if the entity does not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties.

Juhl Wind initially determined that its Winona County wind farm project was a VIE requiring consolidation through the first three quarters of 2011.  Accordingly, the Company’s consolidated financial statements include the accounts of Winona County for those periods. During the fourth quarter of 2011, Juhl Wind acquired 100% of the ownership interest and accounted for this acquisition under the “common control” rules of ASC 805.

As a result of a transaction that occurred during the fourth quarter of 2011, Juhl Wind determined that the Valley View wind farm project was a VIE that required consolidation by the Company.  As a result of this transaction, the Company has a 32.6% voting interest in Valley View, and has an additional 13.9% voting power through a voting trust arrangement with three other investors.  The Company currently acts as the managing agent for Valley View, and our CEO is also on the Board of Governors of Valley View.  In addition, the Company agreed to guarantee certain payments to investors in order to secure the required equity capital and to enable the term loan conversion by the lender.  Accordingly, the consolidated financial statements include the accounts of Valley View, including the 32.6% the Company’s ownership interest.  The remaining outside interest of 67.4%, that is not classified outside of permanent equity as redeemable membership units, is presented and classified in the consolidated financial statements as noncontrolling interest.  Prior to this transaction, the Company accounted for its investment in Valley View as an equity method investment.

All significant intercompany investments, balances, and transactions have been eliminated.

  1.       ORGANIZATION

Juhl Wind, Inc. is an established leader in community wind power development and management, focused on wind farm projects throughout the United States.  The Company handles all aspects of wind project development, through our operating subsidiaries, including full development and ownership of wind farms, general consultation on wind projects, construction management of wind farm projects and system operations and maintenance for completed wind farms.

Juhl Wind, Inc. (“Juhl Wind” or “the Company”) conducts business under five subsidiaries, Juhl Energy Services, Inc. (formerly DanMar and Associates, Inc.) (“JES”), Juhl Energy Development, Inc. (“JEDI”), Juhl Renewable Assets, Inc. (“JRA”), Next Generation Power Systems, Inc. (“NextGen”), and ownership and operational duties over the following  three operating wind farms--Woodstock Hills LLC (“Woodstock Hills”), Winona County Wind (“Winona”) and Valley View Transmission, LLC (“Valley View”).  All intercompany balances and transactions are eliminated in consolidation.

Juhl Wind, Inc. was incorporated in the state of Delaware in January 2006 as Help-U-Drive Incorporated. In September 2006, the Company amended its articles of incorporation and changed its name to MH&SC Incorporated. On June 24, 2008, the owners of Juhl Energy Services, Inc. and Juhl Energy Development, Inc., both privately held companies under common control, exchanged all of their outstanding shares of common stock in the companies for 15,250,000 shares of common stock of MH&SC Incorporated, representing approximately 86% of the Company’s common stock outstanding after the exchange transaction.  The exchange transaction was accounted for as a recapitalization where JEDI was considered the acquirer for accounting purposes and treated the transaction as a reverse acquisition, since at the time of the transaction, MH & SC, Inc. was a company with no or nominal operations, assets and liabilities. Upon the exchange transaction, MH&SC, Inc. changed its name to Juhl Wind, Inc.

Generally accepted accounting principles require certain variable interest entities (“VIE”s) to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have sufficient powers, obligations, or rights or if the entity does not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties.

Juhl Wind initially determined that its Winona County wind farm project was a VIE requiring consolidation of financial statements at December 31, 2010 and through the first three quarters of 2011.  Accordingly, the Company’s consolidated financial statements included the accounts of Winona County for those periods. During the fourth quarter of 2011, Juhl Wind acquired 100% of the ownership interest and accounting for this acquisition under the “common control” rules of ASC 805.  See Note 26 for further discussion.

As a result of a transaction that occurred during the fourth quarter of 2011, Juhl Wind determined that the Valley View wind farm project is now considered a VIE requiring consolidation by the Company. Accordingly, the Company’s consolidated financial statements include the accounts of Valley View effective November 30, 2011. Previous to the transaction, the Company accounted for this investment under the equity method of accounting. See Note 26 for further discussion.

All significant intercompany investments, balances, and transactions have been eliminated.